Parent Company Financial Information (Schedule of Condensed Statements of Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets:
Interest-bearing cash	$ 353,373		$ 452,856
Securities available for sale	3,061,808	[1]	3,066,272	[2]
Allowance for loan losses	276,963	[3],[4]	384,351	[3],[4]	664,799	[3],[4]	896,914
Investments in subsidiaries:
Other assets	1,963,312		2,151,656
Total assets	25,520,140		24,789,384
Liabilities and equity:
Other short-term borrowings	441,201		172,550
Term borrowings	2,226,482		2,481,660
Total liabilities	23,010,934		22,104,747
Total equity	2,509,206		2,684,637		2,678,005		3,302,468
Total liabilities and equity	25,520,140		24,789,384
Parent Company [Member]
Assets:
Cash	20,421		16,816
Interest-bearing cash	80,000		165,000
Securities available for sale	6,346		6,726
Notes receivable	3,700		3,700
Allowance for loan losses	(1,850)		(3,700)
Investments in subsidiaries:
Bank	3,161,926		3,268,359
Non-bank	17,818		17,476
Other assets	217,934		208,613
Total assets	3,506,295		3,682,990
Liabilities and equity:
Other short-term borrowings	27,200		28,100
Accrued employee benefits and other liabilities	128,655		121,599
Term borrowings	841,234		848,654
Total liabilities	997,089		998,353
Total equity	2,509,206		2,684,637
Total liabilities and equity	$ 3,506,295		$ 3,682,990

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[3]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[4]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.